INVESTMENT IN SILVERBACK - Disclosure of detailed information about transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Opening balance	$ 595
Income (loss) in Silverback for the period	75	$ (589)
Ending balance	450	595
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Opening balance	595	1,341
Income (loss) in Silverback for the period	75	(589)
Distribution	(220)	(157)
Ending balance	$ 450	$ 595